Deal Name	Loan Number	FKAM Loan Number	Unique Id	Borrower	Property State	Due Date	Default Status	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Last Filing Date	Bankruptcy Comment	Loss Mit?	Loss Mitigation Type	Modification Status	Loss Mitigation Comment	Damage Flag	Damage Comment	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	As of Date	Summary Comment
xxx	xxx	xxx	2E77985E-C5FC-4893-A9DB-972D23569DFF	xxx	KS	10/1/2016	Current		Owner		Never			Previously	13
The borrower filed Chapter 13 bankruptcy (case #xxx) prior to the servicing review period. The petition filing date was not provided. Per servicer comments dated 10/xx/2015, the notice of payment change was referred to the attorney and also filed with the court on 10/xx/2015. Notes dated 11/13/2015 state the bankruptcy discharge order was entered on 11/xx/2015.
																		Previously	Forbearance
Servicer comments dated 12/4/2015 state the loan qualified for fresh start forbearance. The fresh start agreement was sent to the borrower on 12/18/2015 and the executed agreement was received on 12/28/2015. The account was brought current and the 12/1/2015 payment was deferred to maturity. The borrower requested workout assistance on 8/10/2016 but comments dated 9/15/2016 state that the loan was not approved for the Home Affordable Modification Program (HAMP) Tier 1 and was also declined for the HAMP Tier. Per servicer comments dated 9/15/2016, the loan was approved for a forbearance plan, however the borrower declined it as it would not help their financial situation.
																						No		Yes	Future Default Risk	Reperforming loan, comments in Aug 2016 indicate financial hardship.
The last property inspection dated 11/13/2015 indicates the property was owner-occupied. On 11/25/2015 servicer notes state that the customer sent a check that the servicer cashed and had not been credited to the account. Servicer comments dated 11/30/2015 state the check in the amount of $1,130.45 had been applied to a different loan number. The payment was applied to the correct loan number and both borrowers were notified.
10/20/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: The borrower filed Chapter 13 bankruptcy (case #xxx) prior to the servicing review period. The petition filing date was not provided. Per servicer comments dated 10/xx/2015, the notice of payment change was referred to the attorney and also filed with the court on 10/xx/2015. Notes dated 11/13/2015 state the bankruptcy discharge order was entered on 11/xx/2015.
• LOSS MITIGATION: Servicer comments dated 12/4/2015 state the loan qualified for fresh start forbearance. The fresh start agreement was sent to the borrower on 12/18/2015 and the executed agreement was received on 12/28/2015. The account was brought current and the 12/1/2015 payment was deferred to maturity. The borrower requested workout assistance on 8/10/2016 but comments dated 9/15/2016 state that the loan was not approved for the Home Affordable Modification Program (HAMP) Tier 1 and was also declined for the HAMP Tier. Per servicer comments dated 9/15/2016, the loan was approved for a forbearance plan, however the borrower declined it as it would not help their financial situation.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: The last property inspection dated 11/13/2015 indicates the property was owner-occupied. On 11/25/2015 servicer notes state that the customer sent a check that the servicer cashed and had not been credited to the account. Servicer comments dated 11/30/2015 state the check in the amount of $1,130.45 had been applied to a different loan number. The payment was applied to the correct loan number and both borrowers were notified.

Loan Number	FK ID	Unique Id	Servicer	Borrower	Property State	Due Date	Missing Comments Starting	Missing Comments Ending	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Latest Filing Date	Bankruptcy Comment	Loss/Mit?	Loss Mitigation Type	Modification Status	Loss Mitigation Comment	Property Damage	Damage Comment	Default Status	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	As of Date	Summary Comments
xxx	xxx	532B1A8D-4324-4A7B-9C9F-D182BBCB1233	xxx	xxx	AL	8/1/2016	9/1/2015	2/4/2016	Excessive Obligations	Not Determined		Never			Never				Previously	Payment Deferral
Loan was referred to loss mitigation on 03/11/2016.  Loss mitigation was rejected on 04/04/2016 due to borrower failing to reinstate the account as agreed. Loan was referred to loss mitigation again on 04/20/2016. Investor approved two months extension with two payments made in the amount of $729.36 to complete the January 2016 and February 2016 payments. Reinstatement funds were received on 04/22/16. Deferment agreement activated on 04/22/16 with payments of $365.40, next due date of 05/01/2016 with a new maturity date of 10/2037. Forbearance plan was completed and approved on 06/xx/16 with payments of $182.30 for current extension and remainder extension payments of $547.70 with a new due date of 07/01/2016. A comment on 7/xx/2016 indicated the forbearance plan was completed and the file was closed.
																							No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.	Servicer notes dated 08/02/16 note that the fire insurance policy is expired.	8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: Loan was referred to loss mitigation on 03/11/2016.  Loss mitigation was rejected on 04/04/2016 due to borrower failing to reinstate the account as agreed. Loan was referred to loss mitigation again on 04/20/2016. Investor approved two months extension with two payments made in the amount of $729.36 to complete the January 2016 and February 2016 payments. Reinstatement funds were received on 04/22/16. Deferment agreement activated on 04/22/16 with payments of $365.40, next due date of 05/01/2016 with a new maturity date of 10/2037. Forbearance plan was completed and approved on 06/28/16 with payments of $182.30 for current extension and remainder extension payments of $547.70 with a new due date of 07/01/2016. A comment on 7/5/2016 indicated the forbearance plan was completed and the file was closed.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: Servicer notes dated 08/02/16 note that the fire insurance policy is expired.

xxx	xxx	F9717A20-C27D-41E1-B592-2592DBB83D77	xxx	xxx	OH	9/1/2016	9/1/2015	11/24/2015		Not Determined		Never			Never				Never				No		Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 11/24/2015.		8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

xxx	xxx	E508879B-D909-4CC7-BB2F-ADB2BE16C1DA	xxx	xxx	MO	7/1/2016			Not Determined	Occupied by Unknown		Never			Never				Never				No		Collections	No
A breach letter was sent to the borrower on 8/17/16. The last contact with the borrower was on 6/28/2016 at which time the borrower called to make a payment bringing account current at the time and declined extension offer. As of the end of the review the loan is 60 days delinquent.
8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: A breach letter was sent to the borrower on 8/17/16. The last contact with the borrower was on 6/28/2016 at which time the borrower called to make a payment bringing account current at the time and declined extension offer. As of the end of the review the loan is 60 days delinquent.

xxx	xxx	E4AECF2D-0CAB-4A67-BCEF-8969A93DE219	xxx	xxx	OH	5/1/2016	9/1/2015	2/4/2016	Not Determined	Occupied by Unknown		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.
Inspection notations on 08/24/2016 states no visible damage, cars in the driveway, utilities on, and personal property present. Inspection notations do not state if it is owner occupied or tenant occupied. The borrower submitted an incomplete HAMP package on 8/2/2016. The borrower was notified of the missing documents on 8/8/2016. The borrower submitted a complete package on 8/18/2016. A comment on 9/8/2016 indicated the file was ready for the underwriter and was being forwarded to the investor for final approval.
8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: Inspection notations on 08/24/2016 states no visible damage, cars in the driveway, utilities on, and personal property present. Inspection notations do not state if it is owner occupied or tenant occupied. The borrower submitted an incomplete HAMP package on 8/2/2016. The borrower was notified of the missing documents on 8/8/2016. The borrower submitted a complete package on 8/18/2016. A comment on 9/8/2016 indicated the file was ready for the underwriter and was being forwarded to the investor for final approval.

xxx	xxx	DF974429-589F-4687-9ABA-96B126E72D4A	xxx	xxx	CO	10/1/2016				Not Determined		Never			Never				Never				No		Current	No
Comments on 8/26/2016 indicate at breach letter was sent to the borrower on 8/24/2016 stating the borrower was 60 days past due, the borrower made a payment and the funds were applied incorrectly. Once the funds wer applied correctly and the borrower made the next payment the account is now current.
8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: Comments on 8/26/2016 indicate at breach letter was sent to the borrower on 8/24/2016 stating the borrower was 60 days past due, the borrower made a payment and the funds were applied incorrectly. Once the funds wer applied correctly and the borrower made the next payment the account is now current.

xxx	xxx	D30B7C10-EEA0-424B-AF09-785894FB751C	xxx	xxx	KS	8/1/2016			Curtailment of Income	Not Determined		Never			Never				Never				No		Collections	No				8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

xxx	xxx	BD53FEC9-3F53-496F-90D6-6D8A900BF546	xxx	xxx	GA	8/1/2016	9/1/2015	10/18/2015	Curtailment of Income	Owner		Never			Previously	7	8/xx/2012	The borrower previously filed for Chapter 7 Bankruptcy on 08/xx/2012, the Case was discharged on 06/xx/2014; case number is not disclosed in the commentary provided.	Never				No		Collections	Yes	Borrower Dispute Missing Comment History
Commentary dated 04/14/2016 reflects a credit reporting dispute received; the account should be reflected as current as the borrower made contractual payments each month while in Bankruptcy. The Servicer pulled the account notes and payment history; all payments were verified and reflected as current. There is no evidence reflecting a letter was issued to the borrower in regards to the findings and/or a submission to Experian of the verified information. No further information is disclosed in regards to the Experian dispute.
Missing comment history from 9/1/2015 to 10/18/2015.

Commentary dated 04/14/2016 reflects a credit reporting dispute received; the account should be reflected as current as the borrower made contractual payments each month while in Bankruptcy. The Servicer pulled the account notes and payment history; all payments were verified and reflected as current. There is no evidence reflecting a letter was issued to the borrower in regards to the findings and/or a submission to Experian of the verified information. No further information is disclosed in regards to the Experian dispute. The borrower contacted the Servicer on 12/21/2015 to request a payment deferral due to unemployment; the borrower contacted the Servicer on 01/04/2015 to again request for a payment deferral. A payment deferral was issued for 02/2016. The account is currently 30 days delinquent.
8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: The borrower previously filed for Chapter 7 Bankruptcy on 08/xx/2012, the Case was discharged on 06/xx/2014; case number is not disclosed in the commentary provided.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: Commentary dated 04/14/2016 reflects a credit reporting dispute received; the account should be reflected as current as the borrower made contractual payments each month while in Bankruptcy. The Servicer pulled the account notes and payment history; all payments were verified and reflected as current. There is no evidence reflecting a letter was issued to the borrower in regards to the findings and/or a submission to Experian of the verified information. No further information is disclosed in regards to the Experian dispute.
• ADDITIONAL INFORMATION: Commentary dated 04/14/2016 reflects a credit reporting dispute received; the account should be reflected as current as the borrower made contractual payments each month while in Bankruptcy. The Servicer pulled the account notes and payment history; all payments were verified and reflected as current. There is no evidence reflecting a letter was issued to the borrower in regards to the findings and/or a submission to Experian of the verified information. No further information is disclosed in regards to the Experian dispute. The borrower contacted the Servicer on 12/21/2015 to request a payment deferral due to unemployment; the borrower contacted the Servicer on 01/04/2015 to again request for a payment deferral. A payment deferral was issued for 02/2016. The account is currently 30 days delinquent.

xxx	xxx	BC0C0F63-963B-4760-986E-C4088072FB71	xxx	xxx	HI	5/1/2016	9/1/2015	10/21/2015	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 10/21/2015.
The account was recently declined for a Home Affordable Modification Plan on 09/14/2016 as the debt to income was outside the acceptable limits; additionally, the denial was being re-reviewed for a second look though those results were not detailed.  The account was previously denied for a HAMP on 12/09/2015 for default not imminent.
8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: The account was recently declined for a Home Affordable Modification Plan on 09/14/2016 as the debt to income was outside the acceptable limits; additionally, the denial was being re-reviewed for a second look though those results were not detailed.  The account was previously denied for a HAMP on 12/09/2015 for default not imminent.

xxx	xxx	BBA5F2CD-99F0-432B-8A1F-606C34F768BA	xxx	xxx	CA	9/1/2016				Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed
The loan had a previous modification as indicative by the HAMP incentives received of $833.33 on 2/27/2015 and $5,000.00 received on 2/29/2016. It is noted that the investor approved a two month extension to bring the account current on 1/29/2016.This is identified to take place in March 2016 in the pay history.
																							No		Current	No				8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: The loan had a previous modification as indicative by the HAMP incentives received of $833.33 on 2/27/2015 and $5,000.00 received on 2/29/2016. It is noted that the investor approved a two month extension to bring the account current on 1/29/2016.This is identified to take place in March 2016 in the pay history.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

xxx	xxx	AE575588-7543-4013-B760-371FBE7FB5AA	xxx	xxx	CA	9/1/2016	9/1/2015	1/18/2016		Not Determined		Never			Never				Never				No		Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/18/2016.	A property inspection dated 04/13/2016 was received however the occupancy status was not included in the results.	8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: A property inspection dated 04/13/2016 was received however the occupancy status was not included in the results.

xxx	xxx	9E780476-56E3-44CE-AC7E-379C1D86EC98	xxx	xxx	MO	7/1/2016	9/1/2015	2/11/2016	Not Determined	Occupied by Unknown		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/11/2016.
Property inspection noted on 08/24/2016 and done 08/15/2016 states lights on, no visible damages, utilities on, and personal property present. Property inspection does not state if property is owner occupied or tenant occupied.
8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: Property inspection noted on 08/24/2016 and done 08/15/2016 states lights on, no visible damages, utilities on, and personal property present. Property inspection does not state if property is owner occupied or tenant occupied.

xxx	xxx	97C83893-479C-4B84-AD93-017F03D8D35F	xxx	xxx	CA	9/1/2016	9/1/2015	10/21/2015	Curtailment of Income	Not Determined		Never			Currently	7	12/xx/2012
An order to reopen bankruptcy 7 case to file a motion to avoid liens was received on 7/xx/2016 and notice was served on 7/xx/2016. Notice was served on 8/xx/2016 pertaining to hearing on motion to avoid liens on real property scheduled for 9/xx/2016. Opposition is due by 9/xx/2016. Bankruptcy Chapter 7 Case #xxx was filed on 12/xx/2012 and discharged on 3/xx/2013.
																			Never				No		Bankruptcy Ch.7	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 10/21/2015.	There were no property inspections conducted during the servicing review period.	8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: An order to reopen bankruptcy 7 case to file a motion to avoid liens was received on 7/xx/2016 and notice was served on 7/xx/2016. Notice was served on 8/xx/2016 pertaining to hearing on motion to avoid liens on real property scheduled for 9/xx/2016. Opposition is due by 9/xx/2016. Bankruptcy Chapter 7 Case #xxx was filed on 12/xx/2012 and discharged on 3/xx/2013.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: There were no property inspections conducted during the servicing review period.

xxx	xxx	978AB627-F606-481B-884C-5C84FCCA7012	xxx	xxx	GA	10/1/2016	9/1/2015	7/19/2016		Not Determined		Never			Never				Never				No		Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 7/19/2016.		8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

xxx	xxx	9722211B-CCA5-41BA-8C31-17F4F1A43647	xxx	xxx	MS	8/1/2016			Not Determined	Not Determined		Never			Never				Never				No		Collections	No				8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

xxx	xxx	8F2BBC07-E884-4FF9-B31D-7E4DA8578BB9	xxx	xxx	OH	7/1/2016			Curtailment of Income	Owner		Never			Never				Previously	Payment Deferral
Commentary noted on 5/11/2016 a conversation between the borrower and the Servicer that the loan is a high risk loan and there has already been a previous modification. The Servicer solicited a deferral program to the borrower. The deferral package was requested on 5/12/2016 to fax and again on 6/1/2016 to mail. On 6/29/2016 the deferment was updated to defer the June 2016 payment until maturity; the next due date of 7/1/2016 was advanced. The review deferment was completed.
																							No		Collections	No				8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: Commentary noted on 5/11/2016 a conversation between the borrower and the Servicer that the loan is a high risk loan and there has already been a previous modification. The Servicer solicited a deferral program to the borrower. The deferral package was requested on 5/12/2016 to fax and again on 6/1/2016 to mail. On 6/29/2016 the deferment was updated to defer the June 2016 payment until maturity; the next due date of 7/1/2016 was advanced. The review deferment was completed.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

xxx	xxx	8A466589-50EE-4822-91FB-42E38DE6F276	xxx	xxx	OR	8/1/2016			Excessive Obligations	Not Determined		Never			Never				Never				No		Collections	No			Comments on 9/4/2015 reflected the borrower had excessive obligations and is still trying to catch up. Loan is currently 30 days delinquent and borrower is cooperative.	8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: Comments on 9/4/2015 reflected the borrower had excessive obligations and is still trying to catch up. Loan is currently 30 days delinquent and borrower is cooperative.

xxx	xxx	89ED933E-15DF-4E3E-BCA2-50ED21E7061B	xxx	xxx	TN	8/1/2016	9/1/2015	2/4/2016	Curtailment of Income	Not Determined		Never			Never				Currently	Loan Modification	Loan Modification Approved
Commentary on 05/27/2016 and 06/14/2016 indicates that the borrowers were denied for a modification due to an incomplete application. A new financial package was received on 07/11/2016 and the underwriter sent for investor to review proposed terms on 08/30/2016. The borrower was informed on 09/06/2016 that the proposed modification would have a payment of $1,663.5 and a trial plan period of 10/1/2016 through 12/01/2016 with the first modification payment due for 01/01/2017. The borrowers called in on 09/13/2016 and stated that they would accept the proposed modification trial plan terms.
																							No		Loss Mitigation	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: Commentary on 05/27/2016 and 06/14/2016 indicates that the borrowers were denied for a modification due to an incomplete application. A new financial package was received on 07/11/2016 and the underwriter sent for investor to review proposed terms on 08/30/2016. The borrower was informed on 09/06/2016 that the proposed modification would have a payment of $1,663.5 and a trial plan period of 10/1/2016 through 12/01/2016 with the first modification payment due for 01/01/2017. The borrowers called in on 09/13/2016 and stated that they would accept the proposed modification trial plan terms.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

xxx	xxx	7FAD4EEE-AA12-4A3D-8FDC-AA7669C2CFFC	xxx	xxx	AZ	8/1/2016			Not Determined	Owner		Previously	Referred to Attorney
A comment dated 8/22/2015 indicates the account was referred to the attorney for foreclosure. The foreclosure was placed on hold on 9/25/2015 due to the borrower being reviewed for a loan modification.
															Never				Previously	Loan Modification	Loan Modification Completed
The borrower was approved for a loan modification on 10/23/2015. The borrower was to make a down payment by 10/26/2015 in the amount of $2800.00 and three stipulation payments in the amount of $1015.00 starting with 12/1/2015. The borrower agreed to the stipulation terms and servicer received the signed stipulation documents on 11/10/2015 along with the down payment. The loan modification was completed on 3/XX/2016 effective with 4/XX/2016, unpaid principal balance of $184,367.73, interest rate 5.000%, Principal & Interest $889.01, Maturity date 3/1/2056.
																							No		Collections	No			Per property inspection completed on 2/21/2016 results indicated that property was occupied.	8/31/2016
• FORECLOSURE: A comment dated 8/22/2015 indicates the account was referred to the attorney for foreclosure. The foreclosure was placed on hold on 9/25/2015 due to the borrower being reviewed for a loan modification.
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: The borrower was approved for a loan modification on 10/23/2015. The borrower was to make a down payment by 10/26/2015 in the amount of $2800.00 and three stipulation payments in the amount of $1015.00 starting with 12/1/2015. The borrower agreed to the stipulation terms and servicer received the signed stipulation documents on 11/10/2015 along with the down payment. The loan modification was completed on 3/17/2016 effective with 4/1/2016, unpaid principal balance of $184,367.73, interest rate 5.000%, Principal & Interest $889.01, Maturity date 3/1/2056.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: Per property inspection completed on 2/21/2016 results indicated that property was occupied.

xxx	xxx	7EDDD6D3-5BBE-4A39-822D-A49BEC41972C	xxx	xxx	MS	7/1/2016			Not Determined	Not Determined		Never			Never				Previously	Payment Deferral
Commentary dated 8/10/2015 shows borrower on a repayment plan with the next payment due on 8/17/2015.  Additionally, the borrower was approved for a deferrement for the July 2016 payment until the maturity of the loan.
																							No		Collections	No				8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: Commentary dated 8/10/2015 shows borrower on a repayment plan with the next payment due on 8/17/2015.  Additionally, the borrower was approved for a deferrement for the July 2016 payment until the maturity of the loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

xxx	xxx	7DBEDFB4-127B-4EE0-AD5E-6DDE4E0C1833	xxx	xxx	NC	8/1/2016	9/1/2015	10/18/2015	Not Determined	Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed
Per information being reported to the credit bureau monthly on 2/xx/2016 through 09/xx/2016 there was a modification. The modification occurred prior to commentary history so no specifics are available. Despite the current modification on the loan there was a new loss mitigation package received 09/13/2016 that was deemed incomplete on 09/14/2016.
																							No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 10/18/2015.		8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: Per information being reported to the credit bureau monthly on 2/10/2016 through 09/10/2016 there was a modification. The modification occurred prior to commentary history so no specifics are available. Despite the current modification on the loan there was a new loss mitigation package received 09/13/2016 that was deemed incomplete on 09/14/2016.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

xxx	xxx	7C6F3B3C-DB89-4193-93F8-14758BF5091A	xxx	xxx	TX	8/1/2016	9/1/2015	2/4/2016	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.	A property inspection dated 4/18/2016 was received however the occupancy status was not included in the results.	8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: A property inspection dated 4/18/2016 was received however the occupancy status was not included in the results.

xxx	xxx	7AF390A1-E5CC-4357-9F40-131179605A95	xxx	xxx	CA	9/1/2016				Not Determined		Never			Never				Previously	Payment Deferral		Comments on 3/23/2016 indicate a one month payment extension was approved. Comments on 4/1/2016 indicate the executed extension agreement was received and the forbearance agreement was completed.	No		Current	No				8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: Comments on 3/23/2016 indicate a one month payment extension was approved.  Comments on 4/1/2016 indicate the executed extension agreement was received and the forbearance agreement was completed.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

xxx	xxx	788500F8-AB41-4420-B80B-F8317112DA45	xxx	xxx	CA	8/1/2016	9/1/2015	2/11/2016	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/11/2016.		8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

xxx	xxx	6C6CABE9-A18D-423C-9C9A-EE1DE1D7DCC8	xxx	xxx	NY	8/1/2016	9/1/2015	2/4/2016	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

xxx	xxx	67AE6B33-88DB-4F59-8778-C52E08AB58B5	xxx	xxx	IL	8/1/2016			Not Determined	Owner		Never			Never				Previously	Loan Modification	Loan Modification Completed
A comment on 11/26/2014 indicates a modification was completed with an effective due date of 11/1/2014. The new principal and interest payment was $1,083.41 and the new maturity date was 5/1/2037. Comments on 3/28/2016 indicate the servicer spoke with customer regarding who's name was on the modification agreement per notes dated 10/14.
																							No		Collections	No				8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: A comment on 11/26/2014 indicates a modification was completed with an effective due date of 11/1/2014. The new principal and interest payment was $1,083.41 and the new maturity date was 5/1/2037. Comments on 3/28/2016 indicate the servicer spoke with customer regarding who's name was on the modification agreement per notes dated 10/14.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

xxx	xxx	657E78C3-D2B5-4059-80B0-87D104AC1287	xxx	xxx	CO	8/1/2016	9/1/2015	11/24/2015	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 11/24/2015.
Commentary dated 06/02/2016 indicated that the borrower submitted a verbal credit dispute for the 02/2016 payment; the dispute was resolved 07/16/2016 as the February payment was manually correct and will update with next reporting cycle.
8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: Commentary dated 06/02/2016 indicated that the borrower submitted a verbal credit dispute for the 02/2016 payment; the dispute was resolved 07/16/2016 as the February payment was manually correct and will update with next reporting cycle.

xxx	xxx	63E64882-8B32-4C88-ADA7-0CD89448E492	xxx	xxx	CA	8/1/2016	9/1/2015	2/4/2016	Not Determined	Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed	This account was approved for a HAMP modification prior to the servicing review period. Per servicing comments dated 5/27/2016 a HAMP incentive payment was posted to the account.	No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: This account was approved for a HAMP modification prior to the servicing review period. Per servicing comments dated 5/27/2016 a HAMP incentive payment was posted to the account.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

xxx	xxx	5A0C5705-7E49-44D9-8AB9-DD55D24B5075	xxx	xxx	NV	8/1/2016			Illness	Owner		Never			Never				Never				No		Collections	No				8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

xxx	xxx	567F3F2E-8397-4B85-B3C3-0B5D7361FAF4	xxx	xxx	MS	7/1/2016			Curtailment of Income	Not Determined		Never			Never				Never				No		Collections	No			A breach letter was sent on 8/19/2016 and 8/26/2016. The borrower inquired about wokout options on 9/6/2016; however, there is no acitve loss mitigation activtity on the account.	8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: A breach letter was sent on 8/19/2016 and 8/26/2016. The borrower inquired about wokout options on 9/6/2016; however, there is no acitve loss mitigation activtity on the account.

xxx	xxx	548E3E74-7AA5-41F9-9758-8F2349B6B88A	xxx	xxx	PA	8/1/2016	9/1/2015	2/11/2016	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/11/2016.	Commentary dated 7/26/2016 show an inspection was done on 07/22/16 and did not indicate the property occupancy.	8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: Commentary dated 7/26/2016 show an inspection was done on 07/22/16 and did not indicate the property occupancy.

xxx	xxx	5273A02E-0DC6-433B-993F-B215D7322130	xxx	xxx	CA	8/1/2016	9/1/2015	11/24/2015	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 11/24/2015.		8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

xxx	xxx	4F9A4E70-D539-4589-AEEE-2D1DD5A57718	xxx	xxx	NC	8/1/2016			Not Determined	Not Determined		Never			Never				Never				No		Collections	No				8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

xxx	xxx	4EAD5BEF-1A36-42F6-B79A-C57A5AB021B0	xxx	xxx	NY	4/1/2016	9/1/2015	2/4/2016	Not Determined	Owner		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.	The last inspection was completed on 07/16/2016 and the property was occupied.	8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: The last inspection was completed on 07/16/2016 and the property was occupied.

xxx	xxx	451EDE12-B8C7-4B8E-8439-14C3E5AB4532	xxx	xxx	MS	9/1/2016				Owner		Never			Never				Never				No		Current	No
Property inspection completed on 11/20/2015 revleaed the property to be occupied by its original owner. The escrow account on this loan was canceled 4/27/2016 upon the borrower’s request. As such, an escrow refund was mailed to the borrower on 5/9/2016.
8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: Property inspection completed on 11/20/2015 revleaed the property to be occupied by its original owner. The escrow account on this loan was canceled 4/27/2016 upon the borrower’s request. As such, an escrow refund was mailed to the borrower on 5/9/2016.

xxx	xxx	401EEC2E-B6B1-473C-A6C9-90309635D811	xxx	xxx	PA	8/1/2016			Not Determined	Not Determined		Never			Never				Never				No		Collections	No
On 7/28/2016 the borrower indicated that the income had decreased and would have trouble making the August payment. A financial package was sent to the borrower and was returned on 8/9/2016. The information was reviewed for the Home Affordable Modification Program (HAMP) and  was denied HAMP on 8/12/2016 due to the default not imminent.  On 8/16/2016, a letter was sent to the borrower indicating missing docs needed to continue the loss mitigation review.  The complete loss mitigation package was received on 8/22/2016 and an acknowledgment letter was sent on 8/26/2016.  A final decision has not been made on the modification review at the end of the review period  On 8/15/2016 the servicer was notified of a sewer lien on property because of the borrower not paying the sewer bill.  If not paid they will proceed to foreclosure procedures.  The borrower was informed of this on 8/26/2016 and was advised that $856.90 needed to be paid by 9/30/2016.
8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: On 7/28/2016 the borrower indicated that the income had decreased and would have trouble making the August payment. A financial package was sent to the borrower and was returned on 8/9/2016. The information was reviewed for the Home Affordable Modification Program (HAMP) and  was denied HAMP on 8/12/2016 due to the default not imminent.  On 8/16/2016, a letter was sent to the borrower indicating missing docs needed to continue the loss mitigation review.  The complete loss mitigation package was received on 8/22/2016 and an acknowledgment letter was sent on 8/26/2016.  A final decision has not been made on the modification review at the end of the review period  On 8/15/2016 the servicer was notified of a sewer lien on property because of the borrower not paying the sewer bill.  If not paid they will proceed to foreclosure procedures.  The borrower was informed of this on 8/26/2016 and was advised that $856.90 needed to be paid by 9/30/2016.

xxx	xxx	3DB3096D-BEED-404D-BE06-5181738D9E66	xxx	xxx	CA	6/1/2016	9/1/2015	11/24/2015	Excessive Obligations	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 11/24/2015.
The borrower is currently working with the servicer to obtain a loss mitigation assistance. Per comments on 8/11/2016 the loan would be reviewed for HAMP and traditional modification. The servicer acknowledged the receipt of a completed workout package on 09/12/2016.  The package is currently under review with the servicer.
8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: The borrower is currently working with the servicer to obtain a loss mitigation assistance. Per comments on 8/11/2016 the loan would be reviewed for HAMP and traditional modification. The servicer acknowledged the receipt of a completed workout package on 09/12/2016.  The package is currently under review with the servicer.

xxx	xxx	3214668A-C5E9-499F-9B73-7E98F21998BD	xxx	xxx	MD	7/1/2016			Not Determined	Not Determined		Never			Never				Never				No		Collections	No				8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

xxx	xxx	2829F49D-2A99-46A8-8EC3-1684452D3EF4	xxx	xxx	NY	9/1/2016				Not Determined		Never			Never				Never				No		Current	No				8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

xxx	xxx	230C3C98-75FB-412C-80C7-B8AEE377DC1C	xxx	xxx	GA				Marital Difficulties	Owner		Previously	Referred to Attorney	The file was referred to the foreclosure attorney on 06/07/2016. The foreclosure has been place on hold as of 7/7/2016 for a loss mitigation workout.	Never				Currently	Loan Modification	Loan Modification Approved
The borrower was placed on a repayment plan on 9/2/2015 and a payment was made 10/15/2015. However, the plan failed on 11/16/2015 due to failure to make payments. The servicer received the initial package from the borrower on 2/10/2016 but it was incomplete. The servicer advised the borrower on 6/28/2016 that the modification was closed out due to not receiving a complete package. A complete loss mitigation package was received on 7/7/2016. The borrower was approved for a trial modification on 08/03/2016. The servicer received a signed agreement on 08/11/2016.  The servicer received the executed modification documents on 08/24/2016.  The borrower has been approved to make trial payments beginning 09/01/2016 and ending on 11/15/2016.
																							No		Loss Mitigation	Yes	Title Issue
The servicer has submitted multiple title claims for this file with the last being 08/26/2016.  The plat was referenced as Forest Ridge Subdivision however; the plat doesn’t use the wording subdivision.  The plat was shown as survey for the borrowers. As of 08/24/2016 the title issue is still pending.
																													The last inspection completed on 06/22/2016 shows the property as owner occupied.	8/31/2016
• FORECLOSURE: The file was referred to the foreclosure attorney on 06/07/2016.  The foreclosure has been place on hold as of 7/7/2016 for a loss mitigation workout.
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: The borrower was placed on a repayment plan on 9/2/2015 and a payment was made 10/15/2015. However, the plan failed on 11/16/2015 due to failure to make payments. The servicer received the initial package from the borrower on 2/10/2016 but it was incomplete. The servicer advised the borrower on 6/28/2016 that the modification was closed out due to not receiving a complete package. A complete loss mitigation package was received on 7/7/2016. The borrower was approved for a trial modification on 08/03/2016. The servicer received a signed agreement on 08/11/2016.  The servicer received the executed modification documents on 08/24/2016.  The borrower has been approved to make trial payments beginning 09/01/2016 and ending on 11/15/2016.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: The servicer has submitted multiple title claims for this file with the last being 08/26/2016.  The plat was referenced as Forest Ridge Subdivision however; the plat doesn’t use the wording subdivision.  The plat was shown as survey for the borrowers. As of 08/24/2016 the title issue is still pending.
• ADDITIONAL INFORMATION: The last inspection completed on 06/22/2016 shows the property as owner occupied.

xxx	xxx	2243ACC0-4A8E-40EF-B340-F86C96C276DA	xxx	xxx	IN				Not Determined	Owner		Never			Never				Never				No		Collections	No
 The servicer performed skip tracing on 8/8/2016; however, no borrower contact has been established yet.  Furthermore, the servicer submitted a new deferral for approval that requires the borrower to pay for July 2016 and defer payment for August 2016; however, the borrower’s financials and hardship letter are required to proceed.  Prior to the review period on 9/29/2014, the borrower was approved for an investor repayment plan which executed on 10/14/2014 and was due on 11/26/2014. However, the borrower defaulted on making the required payments on time and the repayment plan was terminated.
8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION:  The servicer performed skip tracing on 8/8/2016; however, no borrower contact has been established yet.  Furthermore, the servicer submitted a new deferral for approval that requires the borrower to pay for July 2016 and defer payment for August 2016; however, the borrower’s financials and hardship letter are required to proceed.  Prior to the review period on 9/29/2014, the borrower was approved for an investor repayment plan which executed on 10/14/2014 and was due on 11/26/2014. However, the borrower defaulted on making the required payments on time and the repayment plan was terminated.

xxx	xxx	220DDAC8-0768-463B-896C-FDADA5CEC1E9	xxx	xxx	CA	9/1/2016	9/1/2015	2/4/2016	Not Determined	Occupied by Unknown		Never			Currently	13	7/xx/2013
A Chapter 13 was filed on 07/xx/2013.  Case number is not noted.  The Proof of Claim was filed on 11/xx/2013 and the Plan was confirmed on 11/xx/2013. Comments on 06/10/2016 and 08/10/2016 indicate that the Chapter 13 bankruptcy is active. No other details are noted.
																			Never				No		Bankruptcy Ch.13	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.	A property inspection was completed on 08/18/2016 and the property was reported as lights on,no visible damages,utilities on,personal property present.	8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: A Chapter 13 was filed on 07/xx/2013.  Case number is not noted.  The Proof of Claim was filed on 11/xx/2013 and the Plan was confirmed on 11/xx/2013. Comments on 06/10/2016 and 08/10/2016 indicate that the Chapter 13 bankruptcy is active. No other details are noted.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: A property inspection was completed on 08/18/2016 and the property was reported as lights on,no visible damages,utilities on,personal property present.

xxx	xxx	1CF9AD49-D243-446D-89FC-C31C22AF3CF1	xxx	xxx	CA	6/1/2016	9/1/2015	2/2/2016	Not Determined	Not Determined		Never			Never				Never			Notes on 6/10/2016 states loan modified under a non- government plan.	No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/2/2016.	On 8/9/2016 shows a reinstatement quote is good through 8/11/2016 in the amount of $8150.72.	8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: On 8/9/2016 shows a reinstatement quote is good through 8/11/2016 in the amount of $8150.72.

xxx	xxx	151E2F25-68A3-4E69-9747-FED07D05A17C	xxx	xxx	TX	7/1/2016			Curtailment of Income	Owner		Never			Never				Never				No		Collections	No
The last inspection completed on 08/21/2016 and shows the subject as owner occupied. A repayment plan was set up on 8/28/2015 as the borrower defaulted on prior payments due to illness; however, it was deemed unsuccessful as no payments were remitted towards the plan.
8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: The last inspection completed on 08/21/2016 and shows the subject as owner occupied. A repayment plan was set up on 8/28/2015 as the borrower defaulted on prior payments due to illness; however, it was deemed unsuccessful as no payments were remitted towards the plan.

xxx	xxx	11D5F7AD-B86D-4188-8C5F-2EA29CD00D96	xxx	xxx	NY	7/1/2016	9/1/2015	1/1/2016	Not Determined	Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed
It is noted when reported to the credit bureau monthly starting 05/xx/2016 that there was a loan modification with a non-government plan. This is inline with the comment provided on 06/22/2016 where the borrower stated the mortgage was modified and was inquiring why the payment increase. The borrower was informed the payment increased due to an escrow shortage. There were no terms provided in the commentary.
																							No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/1/2016.	A property inspection was requested on 09/08/2016 for the first time in the commentary provided.	8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: It is noted when reported to the credit bureau monthly starting 05/10/2016 that there was a loan modification with a non-government plan. This is inline with the comment provided on 06/22/2016 where the borrower stated the mortgage was modified and was inquiring why the payment increase. The borrower was informed the payment increased due to an escrow shortage. There were no terms provided in the commentary.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: A property inspection was requested on 09/08/2016 for the first time in the commentary provided.

xxx	xxx	0C268B98-4767-46C8-8105-08CC3E829FE2	xxx	xxx	MA	8/1/2016	9/1/2015	2/4/2016	Curtailment of Income	Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed
Commentary dated 08/17/2016 indicated that the account was previously modified to a Step Modification in January 2014 with a maturity date of 2052 and a current Adjust Rate of 2%; 02/2019 the rate is scheduled to change to 3% with a monthly payment of $1,844.17 and escrow payment of $713.67.
																							No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: Commentary dated 08/17/2016 indicated that the account was previously modified to a Step Modification in January 2014 with a maturity date of 2052 and a current Adjust Rate of 2%; 02/2019 the rate is scheduled to change to 3% with a monthly payment of $1,844.17 and escrow payment of $713.67.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

xxx	xxx	00F38B4B-BE88-492D-8564-47749A555DDF	xxx	xxx	KS				Curtailment of Income	Owner		Never			Never				Never				No		Collections	No
The loan became delinquent in May 2016 and on 5/11/2016 a 10 day letter was sent to the borrower. On 5/14/2016 the borrower discussed a possible work out however nothing could be agreed on since the borrower is out of work and only receiving $1200.00 unemployment benefits. The borrower agreed to call back if the situation changes. Church was trying to help make payments, advised to look in HUD Agency for assistance but no results. Per comments of 8/24/2016 the borrower has been out of work for 8 months, cannot pay or borrow the money. The NOI letter sent on 7/25/2016. Per comments of 8/23/2016 the inspection was complete d on 8/22/2016 and found to be owner occupied.
8/31/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: The loan became delinquent in May 2016 and on 5/11/2016 a 10 day letter was sent to the borrower. On 5/14/2016 the borrower discussed a possible work out however nothing could be agreed on since the borrower is out of work and only receiving $1200.00 unemployment benefits. The borrower agreed to call back if the situation changes. Church was trying to help make payments, advised to look in HUD Agency for assistance but no results. Per comments of 8/24/2016 the borrower has been out of work for 8 months, cannot pay or borrow the money. The NOI letter sent on 7/25/2016. Per comments of 8/23/2016 the inspection was complete d on 8/22/2016 and found to be owner occupied.

Loan Number	FKAM Loan Number	Unique Id	Pool	Borrower	Property State	Last Activity	As of Date	Due Date	Default Status	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Last Filing Date	Bankruptcy Comment	Loss Mit?	Loss Mitigation Type	Loss Mitigation Status	Loan Modification/Forbearance Date	Loss Mitigation Comment	Damage Flag	Damage Comment	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	Missing Comments Starting	Missing Comments End	Summary Comment	Added/Updated
xxx	xxx	B34DAA9A-5993-4751-98F4-8B8FCFB9B000	xxx	xxx	FL	11/9/2016	11/10/2016	11/1/2016	Current	Current	Owner		Never	N/A	N/A	Never	N/A		N/A	Previously	Loan Modification	Completed		A modification was completed on this account prior to the review period. Notes dated 8/1/2016 state the annual deferred principal reduction was posted to the account.	No	N/A	No	N/A	N/A
No property inspections were conducted during the review period. Per servicer notes dated 2/18/2016, the borrower stated the property was owner-occupied. Commentary as recent as 9/29/2016 indicates there was possible impact from a FEMA disaster, however, there is no mention of damages to the property.

• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: A modification was completed on this account prior to the review period. Notes dated 8/1/2016 state the annual deferred principal reduction was posted to the account.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: No property inspections were conducted during the review period. Per servicer notes dated 2/18/2016, the borrower stated the property was owner-occupied. Commentary as recent as 9/29/2016 indicates there was possible impact from a FEMA disaster, however, there is no mention of damages to the property.
12/6/2016
xxx	xxx	C18A434E-F40E-43CC-A17D-2C548E3BCA1B	xxx	xxx	MI	11/9/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
12/8/2016
xxx	xxx	3E7C5524-F3B5-4A1F-AC85-2263B6456EEB	xxx	xxx	TN	11/10/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	Yes
The subject property sustained damages from hail with a date of loss report as 01/13/2016; a claim check (check #XXX) for the amount of $5,445.62 was mailed to the borrower on 02/02/2016. No further information is disclosed in regards to the current repair status.
																											Yes	Property Damage
The subject property sustained damages from hail with a date of loss report as 01/13/2016; a claim check (check #XXX) for the amount of $5,445.62 was mailed to the borrower on 02/02/2016. No further information is disclosed in regards to the current repair status.
The account was previously delinquent; the reason for default was cited as death of a family member. The borrower cured the delinquency of the account.
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: The subject property sustained damages from hail with a date of loss report as 01/13/2016; a claim check (check #XXX) for the amount of $5,445.62 was mailed to the borrower on 02/02/2016. No further information is disclosed in regards to the current repair status.
• EXCEPTIONS: The subject property sustained damages from hail with a date of loss report as 01/13/2016; a claim check (check #XXX) for the amount of $5,445.62 was mailed to the borrower on 02/02/2016. No further information is disclosed in regards to the current repair status.
• ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as death of a family member. The borrower cured the delinquency of the account.
12/8/2016
xxx	xxx	9FE72FDF-CD7F-4561-ADA3-E49D1FB7C4BA	xxx	xxx	MD	10/18/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Forbearance	Completed	2/1/2016
The account was approved for a forbearance plan under the following terms: initial payment due 02/xx/2016 for the amount of $1,007.91, monthly due from 03/xx/2016 through 07/xx/2016 for the amount of $1,187.00 with a final payment due on 08/xx/2016 in the amount of $1,187.02. All payments were received and the delinquency was cured. Commentary dated 02/22/2016 reflects a Home Affordable Modification was completed on 08/xx/2014.
																									No	N/A	No	N/A	N/A
The account was previously delinquent; the reason for default as overextension. The borrower added authorized third party XXX to assist with loss mitigation efforts. The delinquent of the account was cured by a forbearance agreement.

• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: The account was approved for a forbearance plan under the following terms: initial payment due 02/xx/2016 for the amount of $1,007.91, monthly due from 03/xx/2016 through 07/xx/2016 for the amount of $1,187.00 with a final payment due on 08/xx/2016 in the amount of $1,187.02. All payments were received and the delinquency was cured. Commentary dated 02/22/2016 reflects a Home Affordable Modification was completed on 08/xx/2014.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default as overextension. The borrower added authorized third party Joseph Brooks to assist with loss mitigation efforts. The delinquent of the account was cured by a forbearance agreement.
12/8/2016
xxx	xxx	03896049-EA3B-47C3-BE58-4EDF080C9B37	xxx	xxx	GA	11/4/2016	11/10/2016	10/24/2016	Current	Current	Not Determined		Never	N/A	N/A	Previously	N/A		Notes dated 2/9/2016 refer to an inactive bankruptcy; chapter, case number and filing dates are not disclosed in the commentary provided.	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: Notes dated 2/9/2016 refer to an inactive bankruptcy; chapter, case number and filing dates are not disclosed in the commentary provided.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
12/8/2016
xxx	xxx	0DC79A2E-66E6-4972-8800-AAA541B6867E	xxx	xxx	MI	10/19/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Previously	N/A		Commentary dated 12/27/2015 refers to an inactive bankruptcy; chapter, case number and filing dates are not disclosed in the commentary provided.	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: Commentary dated 12/27/2015 refers to an inactive bankruptcy; chapter, case number and filing dates are not disclosed in the commentary provided.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
12/12/2016
xxx	xxx	02D947EE-588B-4845-8C62-377EE826CC28	xxx	xxx	MI	11/15/2016	11/10/2016	10/1/2016	Collections	Curtailment of Income	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
The account is currently delinquent; the reason for default is cited as curtailment of income. The borrower as declined loss mitigation assistance as their intent is to cure the delinquency on their own.

• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: The account is currently delinquent; the reason for default is cited as curtailment of income. The borrower as declined loss mitigation assistance as their intent is to cure the delinquency on their own.
12/12/2016
xxx	xxx	A44EA9C6-BF82-4142-BAF2-379EF988A53B	xxx	xxx	OH	10/15/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Forbearance	Completed	12/4/2015
Commentary from 11/3/2015 indicates the borrower requested a modification due to curtailment of income. The account was under review for a modification through 4/12/2016 when the file was declined. The notes indicate that the account was not eligible for a first lien supplemental modification or for a home affordable modification because the account was not in default or in imminent default. The borrower was advised of other options such as short sale or deed in lieu but the borrower declined liquidation options. Comments dated 12/4/2015 indicate a loan extension had been completed.
																									No	N/A	No	N/A	N/A	A BPO was completed on 2/24/2016 which reported an as-is value of $169,000. Commentary dated 4/28/2016 indicates a cease and desist acknowledgment letter was sent to the borrower.
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: Commentary from 11/3/2015 indicates the borrower requested a modification due to curtailment of income. The account was under review for a modification through 4/12/2016 when the file was declined. The notes indicate that the account was not eligible for a first lien supplemental modification or for a home affordable modification because the account was not in default or in imminent default. The borrower was advised of other options such as short sale or deed in lieu but the borrower declined liquidation options. Comments dated 12/4/2015 indicate a loan extension had been completed.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: A BPO was completed on 2/24/2016 which reported an as-is value of $169,000. Commentary dated 4/28/2016 indicates a cease and desist acknowledgment letter was sent to the borrower.
12/15/2016

Deal Name	Loan Number	FK ID	Unique Id	Borrower	Property State	Due Date	Missing Comments Starting	Missing Comments Ending	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Latest Filing Date	Bankruptcy Comment	Loss/Mit?	Loss Mitigation Type	Modification Status	Loss Mitigation Comment	Property Damage	Damage Comment	Default Status	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	As of Date	Summary Comment
xxx	xxx	xxx	002E7F34-E52F-4501-A389-9E8A94055BEE	xxx	WV	11/1/2016				Not Determined		Previously	Redemption
On 10/09/2015, a refund check was received from the county sheriff in the amount of $273.40 due to the payment being rejected because of prior delinquent taxes. It was confirmed that the 2014 taxes had not been paid. On 11/16/2015 the borrower indicated that the county had foreclosed on the property for delinquent taxes. The redemption amount was requested from the from the auditor’s office on 12/4/2015. The taxes were paid on 1/26/2016 but the check was returned on 2/22/2016 due to a tax sale. It was confirmed that the previous servicer had not paid the 2014 taxes on the property and payment was made to the county on 8/30/2016 for redemption. The case was closed on 9/XX/2016.
															Never				Never				No		Current	No				9/1/2016
• FORECLOSURE: On 10/09/2015, a refund check was received from the county sheriff in the amount of $273.40 due to the payment being rejected because of prior delinquent taxes. It was confirmed that the 2014 taxes had not been paid. On 11/16/2015 the borrower indicated that the county had foreclosed on the property for delinquent taxes. The redemption amount was requested from the from the auditor’s office on 12/4/2015. The taxes were paid on 1/26/2016 but the check was returned on 2/22/2016 due to a tax sale. It was confirmed that the previous servicer had not paid the 2014 taxes on the property and payment was made to the county on 8/30/2016 for redemption. The case was closed on 9/XX/2016.
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

xxx	xxx	xxx	B95220AF-918E-4F2C-A2BD-22D091D921F0	xxx	CA	10/1/2016				Not Determined		Never			Never				Never				No		Current	No				9/1/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

Loan Number	FK ID	Unique Id	Borrower	Property State	Default Status	Due Date	Reason For Default	Current Occupancy	First Vacancy Date	Bankruptcy?	Last Filing Date	Bankruptcy Chapter	Bankruptcy Comment	Foreclosure?	Last FC Stage	Foreclosure Comment	Loss Mitigation?	Damage Flag	Damage Comment	Exception	Exception Type	Exception Comments	Summary Comment
xxx	xxx	EB18E3D7-7774-447B-8434-FAE02DBF4367	xxx	PA	Current	5/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

xxx	xxx	4A8450DA-3A3F-4877-9C0D-390AC347EC1F	xxx	VA	Current	5/1/2016				Previously	5/xx/2010	13
The chapter 13 bankruptcy (case #xxx) filed by the borrower on 5/xx/2010 was discharged on 7/xx/2012, terminated 7/xx/2012. The case was closed by the court on 11/xx/2015 and by the Servicer on 2/xx/2016.
														Previously	Close and Bill	Foreclosure was initiated prior to review period (date unavailable) and placed on hold for bankruptcy filing until 2/xx/2016 at which time foreclosure was closed and billed.	Never	No		No
• BANKRUPTCY: The chapter 13 bankruptcy (case #xxx) filed by the borrower on 5/xx/2010 was discharged on 7/xx/2012, terminated 7/xx/2012. The case was closed by the court on 11/xx/2015 and by the Servicer on 2/xx/2016.
• FORECLOSURE: Foreclosure was initiated prior to review period (date unavailable) and placed on hold for bankruptcy filing until 2/xx/2016 at which time foreclosure was closed and billed.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

xxx	xxx	65491623-D100-4BC6-B4DC-ACEC941302E2	xxx	KS	Current	5/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

xxx	xxx	39554B54-B214-48DD-8461-76B50AADAC24	xxx	PA	Current	5/1/2016	Death of Family Member	Owner		Never				Never			Never	Yes
Per commentary on 12/30/2015 the borrower called in to advise the roof needed repairs and was advised to contact the insurance company to inquire about filing a claim. There is no further mention of the possible claim.
																				Yes	Property Damage
Per commentary on 12/30/2015 the borrower called in to advise the roof needed repairs and was advised to contact the insurance company to inquire about filing a claim. There is no further mention of the possible claim.

• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: Per commentary on 12/30/2015 the borrower called in to advise the roof needed repairs and was advised to contact the insurance company to inquire about filing a claim. There is no further mention of the possible claim.
• PROPERTY CONDITION: Per commentary on 12/30/2015 the borrower called in to advise the roof needed repairs and was advised to contact the insurance company to inquire about filing a claim. There is no further mention of the possible claim.

xxx	xxx	6F87E610-68F4-41D4-AF7D-81D62466B2C5	xxx	PA	Current	5/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

xxx	xxx	5ABE5DFF-688A-4124-8297-B715DA8B4031	xxx	AZ	Current	5/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

xxx	xxx	8527B624-22D0-45C1-93C8-600E45F6FBAD	xxx	VA	Loss Mitigation	5/1/2016	Curtailment of Income	Not Determined		Never				Never			Currently	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: Account status is active loss mitigation; account was set up on a repayment plan on 4/xx/2016. As of 5/23/2016 notes state the plan was broken as borrower paid less, however no evidence the plan was yet removed.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

xxx	xxx	DBD9F454-8E14-4273-8E81-EB36D187F7C9	xxx	MD	Current	6/1/2016	Curtailment of Income	Occupied by Unknown		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.
• ADDITIONAL INFORMATION: Per commentary on 7/30/2015, the borrower advised they were contemplating filing bankruptcy again. There is no further information available on this prior bankruptcy case.

xxx	xxx	B8AE74D6-F49C-4C30-AD39-B141C81464EF	xxx	IL	Current	6/1/2016	Illness	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

xxx	xxx	6598769D-DA7A-426C-9BDB-DF59D0B77EDC	xxx	MI	Current	6/1/2016	Death of Family Member	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

xxx	xxx	90025E6B-1DA5-4B07-8F21-01DC54822738	xxx	MI	Current	5/1/2016	Illness	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

xxx	xxx	738F6736-CF7F-4D81-8D13-A6C3000956BE	xxx	MI	Current	6/1/2016		Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.
• ADDITIONAL INFORMATION: A comment dated 5/10/2016 indicates the borrower fell behind due to being self-employed. The borrower was able to reinstate the loan.

xxx	xxx	69B806B1-7DC5-44C5-AC52-E227C7C8CD9C	xxx	PA	Current	6/1/2016	Curtailment of Income	Owner		Previously			Commentary dated 08/xx/2015 indicates the borrower previously filed a bankruptcy which has been discharged; no additional information is disclosed in the collection commentary provided.	Never			Never	No		No
• BANKRUPTCY: Commentary dated 08/xx/2015 indicates the borrower previously filed a bankruptcy which has been discharged; no additional information is disclosed in the collection commentary provided.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

xxx	xxx	E43AF697-C0AE-4D4E-95D2-349FC46CD4B3	xxx	OH	Bankruptcy Ch.13	5/1/2016	Not Determined	Owner		Currently		13
Case number and filing date of the chapter 13 bankruptcy are not mentioned commentary. As of 1/xx/2016 the closing was re-projected to 2/xx/2016, however there is no evidence the case has been closed and no further update on status since that time.
														Never			Never	No		No
• BANKRUPTCY: Case number and filing date of the chapter 13 bankruptcy are not mentioned commentary. As of 1/xx/2016 the closing was re-projected to 2/xx/2016, however there is no evidence the case has been closed and no further update on status since that time.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

xxx	xxx	F27D86DE-D47D-4A0F-8960-2462F45DE512	xxx	FL	Current	6/1/2016	Curtailment of Income	Occupied by Unknown		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

xxx	xxx	DF274062-9241-425E-A965-33F34D4E92E3	xxx	OH	Current	5/1/2016	Not Determined	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

xxx	xxx	20823C46-D005-45DB-8DA4-FF067968AA2E	xxx	OH	Current	5/1/2016	Curtailment of Income	Owner		Never		Previously		Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: A loan modification was completed on this loan with an effective date of 2/1/2015. The new UPB was $16,508.96 at a 8.13 percent interest rate. There was no balloon/deferred amount and the new maturity is 9/1/2025.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

xxx	xxx	8C143C68-FB85-4CE1-8696-0C99B02F982C	xxx	IL	Current	5/1/2016	Excessive Obligations	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

xxx	xxx	9E6055E5-1BB3-455A-BAA3-D3E66C72C275	xxx	OH	Current	6/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.
• ADDITIONAL INFORMATION: A Notice of Intent (NOI) was mailed to the borrower on 05/11/2016.

xxx	xxx	0B89017A-F364-43F0-AC9B-BC94A69CA95C	xxx	KY	Current	5/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

xxx	xxx	673ED212-85C3-475A-A5C1-C25BDA202894	xxx	FL	Current	5/1/2016	Not Determined	Occupied by Unknown		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

xxx	xxx	42B4DD43-E3C8-43EC-9A63-4751AC390993	xxx	GA	Current	5/1/2016	Excessive Obligations	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.